Schedule of amortization expenses related to the intangible assets for future periods (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2026		¥ 2,311
2027		2,284
2028		2,282
2029		2,282
2030 and after		2,816
Intangible assets, net	$ 1,712	¥ 11,975	¥ 3,552